INTANGIBLE ASSETS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS, NET
Amortization of intangible assets	¥ 17,212	¥ 16,775	¥ 12,180
2023	17,374
2024	17,374
2025	13,600
2026	9,097
2027	9,097
Thereafter	¥ 10,335